INCOME TAX - Tax credits (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 COP ($)
INCOME TAX
Base	$ 15,085
Deferred tax recognized asset	4,978
Renting Colombia S.A.S.
INCOME TAX
Base	15,085
Deferred tax recognized asset	$ 4,978